Guarantees, commitments, pledged assets and contingencies - Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
Financial guarantees [member] | Financial standby letters of credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	$ 15,502	$ 16,295
Commitments to extend credit [member] | Backstop liquidity facilities [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	36,267	36,056
Commitments to extend credit [member] | Credit enhancements [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	2,128	2,261
Commitments to extend credit [member] | Documentary and commercial letters of credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	268	286
Commitments to extend credit [member] | Other commitments to extend credit [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	223,954	185,286
Other Credit-Related Commitments [Member] | Securities lending indemnifications [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	107,239	101,844
Other Credit-Related Commitments [Member] | Performance guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	6,955	6,579
Other Credit-Related Commitments [Member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit losses	$ 391	$ 154